Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable
Schedule of principal payments of secured notes payable

	As of December 31, 2011	As of September 30, 2012
	(in thousands)	(unaudited) (in thousands)
Year ending December 31:
2012	$6,775	$2,756
2013	11,809	11,809
2014	10,847	10,847
2015	569	569

	$30,000	$25,981